AB Sustainable Thematic Balanced Portfolio

Portfolio of Investments

November 30, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 69.4%
Information Technology – 25.5%
Communications Equipment – 2.5%
Ciena Corp.(a)	31,154	$1,400,684
Lumentum Holdings, Inc.(a)	23,093	1,268,729

		2,669,413

Electronic Equipment, Instruments & Components – 6.0%
Flex Ltd.(a)	105,982	2,329,484
Keysight Technologies, Inc.(a)	11,904	2,153,315
TE Connectivity Ltd.	14,828	1,870,107

		6,352,906

IT Services – 4.3%
Accenture PLC - Class A	4,780	1,438,446
Maximus, Inc.	15,327	1,077,488
Visa, Inc. - Class A	9,542	2,070,614

		4,586,548

Semiconductors & Semiconductor Equipment – 5.3%
Monolithic Power Systems, Inc.	4,403	1,681,770
NVIDIA Corp.	5,961	1,008,780
NXP Semiconductors NV	9,558	1,680,679
ON Semiconductor Corp.(a)	16,912	1,271,782

		5,643,011

Software – 4.4%
Adobe, Inc.(a)	3,392	1,170,003
Intuit, Inc.	3,156	1,286,354
Microsoft Corp.	8,695	2,218,442

		4,674,799

Technology Hardware, Storage & Peripherals – 3.0%
Apple, Inc.	11,948	1,768,662
Dell Technologies, Inc. - Class C	31,549	1,413,080

		3,181,742

		27,108,419

Health Care – 14.8%
Health Care Equipment & Supplies – 5.0%
Alcon, Inc.	21,158	1,457,575
Becton Dickinson and Co.	7,425	1,851,349
Koninklijke Philips NV (ADR)(b)	17,467	262,704
STERIS PLC	9,132	1,696,178

		5,267,806

Health Care Providers & Services – 2.7%
Laboratory Corp. of America Holdings	5,432	1,307,483
UnitedHealth Group, Inc.	2,899	1,587,956

		2,895,439

Life Sciences Tools & Services – 7.1%
Bio-Rad Laboratories, Inc. - Class A(a)	3,076	1,275,648

Company	Shares	U.S. $ Value

Bruker Corp.	20,858	$1,406,038
Danaher Corp.	8,687	2,375,112
ICON PLC(a)	6,361	1,370,414
West Pharmaceutical Services, Inc.	4,929	1,156,639

		7,583,851

		15,747,096

Industrials – 10.2%
Aerospace & Defense – 1.2%
Hexcel Corp.	21,513	1,289,704

Building Products – 1.0%
Owens Corning	12,314	1,093,976

Commercial Services & Supplies – 3.7%
Tetra Tech, Inc.	10,582	1,635,871
Waste Management, Inc.	13,695	2,296,926

		3,932,797

Electrical Equipment – 1.1%
Rockwell Automation, Inc.	4,405	1,163,889

Machinery – 3.2%
Deere & Co.	5,535	2,440,935
Xylem, Inc./NY	8,674	974,524

		3,415,459

		10,895,825

Financials – 6.5%
Banks – 0.7%
SVB Financial Group(a)	3,223	747,027

Capital Markets – 3.6%
Intercontinental Exchange, Inc.	15,935	1,725,920
MSCI, Inc. - Class A	4,184	2,124,761

		3,850,681

Insurance – 2.2%
Aflac, Inc.	32,679	2,350,600

		6,948,308

Consumer Discretionary – 4.4%
Auto Components – 1.0%
Aptiv PLC(a)	9,973	1,063,820

Household Durables – 0.9%
TopBuild Corp.(a)	6,183	952,676

Specialty Retail – 1.4%
Home Depot, Inc. (The)	4,733	1,533,445

Textiles, Apparel & Luxury Goods – 1.1%
NIKE, Inc. - Class B	10,764	1,180,703

		4,730,644

Company	Shares		U.S. $ Value

Utilities – 3.4%
Electric Utilities – 2.1%
NextEra Energy, Inc.		25,859	$2,190,257

Water Utilities – 1.3%
American Water Works Co., Inc.		9,440	1,432,615

			3,622,872

Consumer Staples – 3.3%
Food & Staples Retailing – 0.0%
Progenics Pharmaceuticals, Inc.(c) (d)		24,977	0

Household Products – 1.7%
Procter & Gamble Co. (The)		11,794	1,759,193

Personal Products – 1.6%
Unilever PLC (Sponsored ADR)(b)		34,688	1,747,581

			3,506,774

Real Estate – 1.3%
Equity Real Estate Investment Trusts (REITs) – 1.3%
SBA Communications Corp.		4,691	1,404,016

Total Common Stocks (cost $80,325,052)			73,963,954

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 30.0%
United States – 30.0%
U.S. Treasury Bonds 1.25%, 05/15/2050	U.S.$	1,247	689,607
1.875%, 11/15/2051		655	426,578
2.25%, 02/15/2052		677	484,475
2.50%, 02/15/2046		962	731,794
3.00%, 05/15/2042		3,268	2,801,371
3.00%, 02/15/2048		557	465,721
3.00%, 02/15/2049		494	416,349
3.00%, 08/15/2052		137	116,619
6.125%, 08/15/2029		585	662,282
U.S. Treasury Notes 0.25%, 05/31/2025		5,857	5,307,725
0.625%, 05/15/2030		3,290	2,636,193
1.625%, 02/15/2026		314	291,022
1.875%, 02/28/2027		2,976	2,736,530
1.875%, 02/15/2032		3,005	2,578,110
2.00%, 02/15/2025		3,919	3,727,949
2.00%, 08/15/2025		847	799,715
2.25%, 08/15/2027		1,598	1,485,641
2.375%, 01/31/2023		1,297	1,292,847
2.50%, 03/31/2027		2,574	2,427,604
2.625%, 02/15/2029		1,069	997,530
2.75%, 02/15/2024		712	696,260
2.75%, 08/15/2032		139	128,227

Total Governments - Treasuries (cost $36,507,908)			31,900,149

	Principal Amount (000)		U.S. $ Value

AGENCIES – 1.5%
Agency Debentures – 1.5%
Federal National Mortgage Association 6.625%, 11/15/2030 (cost $1,901,631)	U.S.$	1,382	$1,619,341

	Shares

SHORT-TERM INVESTMENTS – 2.5%
Investment Companies – 2.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.50%(e) (f) (g) (cost $2,626,305)		2,626,305	2,626,305

Total Investments – 99.1% (cost $121,360,896)(h)			110,109,749
Other assets less liabilities – 0.9%			996,920

Net Assets – 100.0%			$111,106,669

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Fair valued by the Adviser.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of November 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,050,179 and gross unrealized depreciation of investments was $(15,301,326), resulting in net unrealized depreciation of $(11,251,147).

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Sustainable Thematic Balanced Portfolio

November 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2022:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks(a)	$73,963,954	$—	$0	(b)	$73,963,954
Governments - Treasuries	—	31,900,149	—		31,900,149
Agencies	—	1,619,341	—		1,619,341
Short-Term Investments	2,626,305	—	—		2,626,305

Total Investments in Securities	76,590,259	33,519,490	0	(b)	110,109,749
Other Financial Instruments(c)	—	—	—		—

Total	$76,590,259	$33,519,490	$0	(b)	$110,109,749

(a)	See Portfolio of Investments for sector classifications.

(b)	The Fund held securities with zero market value at period end.

(c)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended November 30, 2022 is as follows:

Fund	Market Value 08/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,482	$6,720	$6,576	$2,626	$21